Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of the reconciliation of basic and diluted loss per share
The following table sets forth the reconciliation of basic and diluted loss per share for the years ended December 31, 2022, 2021, and 2020 (in thousands except per share data):

	Year Ended December 31,
	2022	2021	2020
Net loss attributable to Scilex	$(23,364)	$(88,424)	$(47,519)
Net loss attributable to participating securities	$—	$—	$—
Net loss attributable to common stockholders	$(23,364)	$(88,424)	$(47,519)
Weighted average common shares outstanding	134,226	132,858	132,891
Effect of Dilutive Securities	—	—	—

Denominator for Diluted Loss per Share—Adjusted for Dilutive Securities	134,226	132,858	132,891
Basic and Diluted Loss Per Share	$(0.17)	$(0.67)	$(0.36)

Schedule of potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share
The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	Year Ended December 31,
	2022	2021	2020
Stock options	16,939,093	18,967,724	20,746,432
Public Warrants	6,899,988	—	—
Private Warrants	4,104,000	—	—